Current liabilities - borrowings (Details) - USD ($) $ in Thousands		6 Months Ended
	Sep. 16, 2021	Dec. 31, 2024	Jun. 30, 2024
Current [Abstract]
Other current debt		$ 1,200	$ 1,200
Sibanye Stillwater Limited [Member]
Borrowings [abstract]
Maturity period of term loan		30 days
Capital commitments	$ 490,000
Percentage of equity investment	50.00%
Percentage of interest rate		0.00%
Sibanye Stillwater Limited [Member] | Secured Overnight Financing Rate [Member]
Borrowings [abstract]
Percentage of interest rate		8.00%